Note 10 - Subsequent Significant Events	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Subsequent Events [Text Block]	10—SUBSEQUENT SIGNIFICANT EVENTS There is no subsequent significant event to report after June 30, 2018.